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AMERICAS

US Legal Services

Maria R. L. Stewart
ING AFS Law Department
(860) 273-6286
Fax: (860) 273-3004
StewartMR@ING-AFS.com


July 20, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE: AETNA LIFE INSURANCE AND ANNUITY COMPANY AND ITS VARIABLE ANNUITY ACCOUNT C PROSPECTUS TITLE: AETNA INDIVIDUAL RETIREMENT ANNUITY
     FILE NOS.: 33-75988* AND 811-2513
     RULE 497(j) FILING

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus Supplement and Statement of Additional Information Supplement contained in Post-Effective Amendment No. 24 to the Registration Statement on Form N-4 ("Amendment No. 24") for Variable Annuity Account C of Aetna Life Insurance and Annuity Company, that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 24 which was declared effective on July 20, 2001. The text of Amendment No. 24 was filed electronically.

If you have any questions regarding this submission, please call the undersigned at 860-273-6286.

Sincerely,

/s/ Maria R. L. Stewart

Maria R. L. Stewart


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* Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in prospectuses relating to the securities covered by the following earlier Registration Statements:
33-75972; 33-76024; and 33-89858.


Hartford Site                            ING North America Insurance Corporation
151 Farmington Avenue, TS31
Hartford, CT 06156-8975